Other long-term debt (Tables) - Other Long-Term Debt [Member]	12 Months Ended
Dec. 31, 2016
Debt Instrument [Line Items]
Other Long-term Debt

	December 31,	December 31,
	2015	2016
	US$	US$
May 2018 Senior Secured Notes due on May 3, 2018 at 13.25%	190,519,754	-
June 2019 Senior Secured Notes due on June 6, 2019 at 13%	200,000,000	187,314,242
August 2019 Senior Notes due on August 30, 2019 at 8.125%	-	294,819,248
Corporate bonds due on December 28, 2020 at 7.5%	152,962,917	143,484,912
Corporate bonds due on January 27, 2021 at 7.47%	-	100,618,930
Corporate bonds due on March 14, 2021 at 7.09%	-	71,860,897
Corporate bonds due on August 15, 2019 at 7.50%	-	215,084,667
Collateralized loan due on April 3, 2016 at 11%(1)	38,453,246	-
Collateralized loan due on December 23, 2017 at 11%(1)	61,221,818	-
Collateralized loan due on July 9, 2017 at 9%(1)	54,484,415	-
Collateralized loan due on December 31, 2016 at 12.5%(1)	69,129,605	-
Collateralized loan due on June 30, 2017 at 12.5%(1)	3,079,956	-
Collateralized loan due on March 31, 2017 at 11%(1)	38,499,446	-
Collateralized loan due on November 20, 2016 at 12.5%(1)	46,199,335	-
Collateralized loan due on June 30, 2017 at 11.8%(1)	17,709,745	-
Collateralized loan due on July 15, 2017 at 11.8%(1)	14,583,590	-
Collateralized loan due on June 25, 2017 at 8.5%(2)	69,299,002	43,246,360
Collateralized loan due on September 17, 2017 at 9%(1)	10,779,844	-
Collateralized loan due on March 31, 2018 at 11%	-	21,623,180
Collateralized loan due on November 6, 2018 at 8.2%	-	23,064,725
Collateralized loan due on May 10, 2018 at 9.4%	-	26,668,589
Collateralized loan due on May 30, 2018 at 9.0%(3)	-	64,869,540
Collateralized loan due on June 19, 2018 at 9.5%	-	50,454,087
Collateralized loan due on July 31, 2021 at 8.0%	-	46,129,451
Collateralized loan due on August 2, 2021 at 8.0%	-	5,333,718
Collateralized loan due on November 23, 2024 at 6.9%	-	43,246,360
Non-controlling shareholder’s loan due on June 30, 2016 at 11.24%(4)	28,489,590	-
Non-controlling shareholder’s loan due on March 13, 2017 at 10.98%(5)	81,002,834	-
Non-controlling shareholder’s loan due on May 13, 2017 at 11%(6)	35,881,483	-
Non-controlling shareholder’s loan due on February 28, 2018 at 10.5%(7)	-	20,614,098
Non-controlling shareholder’s loan due on February 28, 2018 at 8.5%(7)	-	103,719,187
Fortress Credit Co. LLC loan due on June 9, 2017 at 7.25% plus LIBOR(8)	96,306,200	48,457,937
Kent EB-5 LLC loan due on January 23, 2020 at 5.95%(9)	10,000,000	10,000,000
Kent EB-5 LLC loan due on April 30, 2020 at 5.95%(9)	5,000,000	5,000,000
Kent EB-5 LLC loan due on June 25, 2020 at 5.95%(9)	5,000,000	5,000,000
Kent EB-5 LLC loan due on August 4, 2020 at 5.95%(9)	5,000,000	5,000,000
Kent EB-5 LLC loan due on August 20, 2020 at 5.95%(9)	5,000,000	5,000,000
Kent EB-5 LLC loan due on October 1, 2020 at 5.95%(9)	10,000,000	10,000,000
Kent EB-5 LLC loan due on November 23, 2020 at 5.95%(9)	10,000,000	10,000,000
Kent EB-5 LLC loan due on March 15, 2021 at 5.95%(9)	-	9,500,000
Kent EB-5 LLC loan due on September 12, 2021 at 5.95%(9)	-	500,000
Ozarks loan due on July 13, 2017 at 4.50% plus 1 month LIBOR(10)	-	26,636,117

Total principal of other long-term debt	1,258,602,780	1,597,246,245

Total	1,258,602,780	1,597,246,245
Less: current portion of other long-term debt	348,594,822	622,454,921

Total other long-term debt	910,007,958	974,791,324

(1)	These loans were paid in full in 2016.

(2)
Pursuant to the agreements with Ping An Trust Co., Ltd., this other long-term debt is secured by the Group’s 100% equity interest of Shandong Renju. This other long term debt was partially paid down in 2016.

(3)	Pursuant to the agreements with Ping An Trust Co., Ltd., this other long-term debt is secured by the Group’s 100% equity interest of Changsha Wanzhuo.

(4)
Pursuant to the agreements with Shenzhen Ping’an Dahua Huitong Wealth Management Co., Ltd. entered into on June 24, 2014, which was the non-controlling shareholder of Jinan Wanzhuo, this other long-term debt was secured by the Group’s 95% equity interest in Jinan Wanzhuo and the Group’s land use rights. This other long-term debt was paid in full in 2016.

(5)
Pursuant to the agreements with Shenzhen Ping’an Dahua Huitong Wealth Management Co., Ltd. entered into on March 10, 2015, which was the non-controlling shareholder of Zhengzhou Shengdao, this other long-term debt was secured by the Group’s 80% equity interest in Zhengzhou Shengdao and the Group’s land use rights. This other long-term debt was paid in full in 2016.

(6)
Pursuant to the agreements with Wanxiang Trustee Co., Ltd. entered into on May 9, 2015, which was the non-controlling shareholder of Henan Quansheng, this other debt was secured by the Group’s 90% equity interest in Henan Quansheng and the Group’s land use rights and Group’s real estate properties under development. This other long-term debt was paid in full in 2016.

(7)
Pursuant to the agreements with Ping An Trust Co., Ltd., which is the non-controlling shareholder of Ruihao Rongtong, this other long-term debt is secured by the Group’s 65% equity interest in Ruihao Rongtong and the Group’s land use rights with net book value of US$76,002,595 (December 31, 2015: nil).

(8)
Pursuant to the agreements with Fortress Credit Co. LLC entered into on June 9, 2014, this other long-term debt amounting to US$165 million in total with US$48.5 million utilized, is denominated in US$ and is secured by restricted cash of US$24,610,419 (December 31, 2015: US$29,918,940).  This other long term debt was partially paid down in 2016.

(9)
Pursuant to the agreements with Kent EB-5 LLC, this other long-term debt amounting to US$60 million in total, is denominated in US$ with maturity dates that vary from January 23, 2020 to September 12, 2021.

(10)
Pursuant to the agreements with Bank of Ozarks ("Ozarks"), Hudson 888 Owner LLC has agreed to provide security in the form of mortgages and assignment of leases and rents. In addition, XIN Development Group International Inc., agreed to, jointly and severally, provide a number of guarantees, including carve out guaranty, completion guaranty, repayment guaranty and carry guaranty to Ozarks and its successors in relation to the mortgaged property, liabilities of and/or payments to Ozarks.

Schedule of Maturities of Long-term Debt [Table Text Block]
Year	Amount
US$
2017	118,340,414
2018	311,013,406
2019	697,218,157
2020	193,484,912
2021 and thereafter	277,189,356
Less: current portion of other long term debt	622,454,921

Total: Other long-term debt	974,791,324